Self-Insurance Programs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Insurance [Line Items]
Accounts receivable	$ 8,962	$ 8,415	$ 3,763
Medical Insurance Receivable [Member]
Insurance [Line Items]
Accounts receivable	$ 26	$ 1,287